Borrowings (Details)	12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 546,621,000		£ 613,296,000
Non-current borrowings	511,047,000		507,335,000
Current borrowings	35,574,000		105,961,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	£ 334,538,000		332,112,000
Non-current borrowings	334,538,000		332,112,000
Unamortized issue costs on borrowings	1,615,000		2,113,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	176,509,000		175,223,000
Non-current borrowings	176,509,000		175,223,000
Unamortized issue costs on borrowings	1,456,000		1,720,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	30,000,000		100,000,000
Principal amount / Notional amount	300,000,000
Undrawn borrowing facilities	270,000,000		200,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,574,000		£ 5,961,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	SOFR
Minimum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Maximum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%